Employee Benefit Plan, Statements of Change in Net Asset Available for Benefits (Statement) - EBP 001 - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Investment income:
Net appreciation in fair value of investments	$ 3,608,279	$ 4,648,593
Dividend and interest income	1,620,797	1,198,131
Total net investment income	5,229,076	5,846,724
Interest income from notes receivable from participants	49,667	31,205
Contributions:
Employer	1,365,458	1,384,403
Participant	3,002,889	2,962,121
Rollovers	793,051	347,147
Total contributions	5,161,398	4,693,671
EBP, Change in Net Asset Available for Benefit, Decrease [Abstract]
Benefits paid to participants	8,798,784	6,793,128
Administrative expenses	81,146	40,911
Other expenses	2,033	2,420
Total deductions	8,881,963	6,836,459
Net increase in net assets available for benefits	1,558,178	3,735,141
Asset transfers in from other plans (Note 1)	0	9,790,156
Net assets available for benefits:
Beginning of year	49,667,696	36,142,399
End of year	$ 51,225,874	$ 49,667,696